Quarterly Holdings Report
for
Fidelity® Trend Fund
September 30, 2021
TRE-NPRT3-1121
1.808771.117
Common Stocks - 100.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.1%
Entertainment - 1.8%
Endeavor Group Holdings, Inc. (a)	26,700	765
Live Nation Entertainment, Inc. (a)	273,600	24,933
Sea Ltd. ADR (a)	112,600	35,889
		61,587
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	90,167	241,063
Facebook, Inc. Class A (a)	469,564	159,365
IAC (a)	28,527	3,717
Snap, Inc. Class A (a)	324,000	23,934
Vimeo, Inc.	49,885	1,465
Zillow Group, Inc. Class A (a)	32,500	2,879
		432,423
Media - 0.5%
Cable One, Inc.	8,994	16,307
TOTAL COMMUNICATION SERVICES		510,317
CONSUMER DISCRETIONARY - 23.5%
Automobiles - 3.1%
Tesla, Inc. (a)	133,530	103,550
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A	109,500	18,369
Booking Holdings, Inc. (a)	11,000	26,113
Caesars Entertainment, Inc. (a)	278,600	31,281
Chipotle Mexican Grill, Inc. (a)	12,368	22,479
Compass Group PLC (a)	1,024,700	20,956
Hilton Worldwide Holdings, Inc. (a)	158,224	20,903
		140,101
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	86,245	283,321
Chewy, Inc. (a)(b)	110,750	7,543
Etsy, Inc. (a)	75,000	15,597
Farfetch Ltd. Class A (a)	509,500	19,096
Wayfair LLC Class A (a)	18,307	4,678
		330,235
Leisure Products - 0.0%
Callaway Golf Co. (a)(b)	58,854	1,626
Specialty Retail - 2.2%
Bath & Body Works, Inc.	199,600	12,581
Floor & Decor Holdings, Inc. Class A (a)	104,300	12,598
Industria de Diseno Textil SA	325,500	11,977
RH (a)	27,046	18,037
TJX Companies, Inc.	252,150	16,637
Victoria's Secret & Co.	66,533	3,677
		75,507
Textiles, Apparel & Luxury Goods - 4.2%
Capri Holdings Ltd. (a)	381,100	18,449
Hermes International SCA	20,300	28,009
lululemon athletica, Inc. (a)	22,400	9,065
LVMH Moet Hennessy Louis Vuitton SE	35,130	25,162
Moncler SpA	190,200	11,600
NIKE, Inc. Class B	289,581	42,056
Ralph Lauren Corp.	59,400	6,596
		140,937
TOTAL CONSUMER DISCRETIONARY		791,956
CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Monster Beverage Corp. (a)	151,759	13,481
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	33,447	15,029
Personal Products - 0.1%
The Honest Co., Inc. (a)	388,828	3,834
TOTAL CONSUMER STAPLES		32,344
FINANCIALS - 3.6%
Banks - 0.8%
Bank of America Corp.	410,300	17,417
HDFC Bank Ltd. sponsored ADR	141,598	10,349
		27,766
Capital Markets - 2.8%
Ares Management Corp.	151,600	11,193
BlackRock, Inc. Class A	12,759	10,700
Brookfield Asset Management, Inc. Class A	258,200	13,816
Intercontinental Exchange, Inc.	121,700	13,974
Moody's Corp.	61,911	21,985
MSCI, Inc.	37,813	23,003
		94,671
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd. (b)	1,826	101
TOTAL FINANCIALS		122,538
HEALTH CARE - 10.1%
Biotechnology - 0.8%
Horizon Therapeutics PLC (a)	226,700	24,833
Health Care Equipment & Supplies - 5.5%
Boston Scientific Corp. (a)	2,192	95
Danaher Corp.	93,800	28,556
Hoya Corp.	112,600	17,568
IDEXX Laboratories, Inc. (a)	57,455	35,731
Insulet Corp. (a)	38,813	11,032
Intuitive Surgical, Inc. (a)	25,356	25,208
Masimo Corp. (a)	79,587	21,545
Stryker Corp.	74,307	19,596
West Pharmaceutical Services, Inc.	63,957	27,152
		186,483
Health Care Technology - 0.3%
Inspire Medical Systems, Inc. (a)	43,700	10,177
Medlive Technology Co. Ltd.	122,000	531
		10,708
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	14,600	2,125
Sartorius Stedim Biotech	33,200	18,552
Thermo Fisher Scientific, Inc.	38,760	22,145
		42,822
Pharmaceuticals - 2.2%
Eli Lilly & Co.	167,151	38,620
Zoetis, Inc. Class A	187,300	36,362
		74,982
TOTAL HEALTH CARE		339,828
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.6%
Axon Enterprise, Inc. (a)	118,617	20,760
HEICO Corp. Class A	208,188	24,656
Howmet Aerospace, Inc.	745,700	23,266
TransDigm Group, Inc. (a)	32,477	20,284
		88,966
Airlines - 0.5%
Southwest Airlines Co. (a)	334,000	17,178
Commercial Services & Supplies - 1.1%
Cintas Corp.	61,603	23,450
Waste Connections, Inc. (United States)	94,800	11,938
		35,388
Machinery - 1.2%
Nordson Corp.	60,033	14,297
Otis Worldwide Corp.	310,900	25,581
		39,878
Professional Services - 0.5%
CoStar Group, Inc. (a)	204,670	17,614
Road & Rail - 1.2%
Old Dominion Freight Lines, Inc.	61,900	17,702
Uber Technologies, Inc. (a)	537,165	24,065
		41,767
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	521,600	30,154
TOTAL INDUSTRIALS		270,945
INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 1.1%
Novanta, Inc. (a)	136,295	21,058
Zebra Technologies Corp. Class A (a)	29,067	14,982
		36,040
IT Services - 9.0%
Adyen BV (a)(c)	5,837	16,317
Cloudflare, Inc. (a)	85,446	9,625
Dlocal Ltd.	39,200	2,139
EPAM Systems, Inc. (a)	50,986	29,086
Euronet Worldwide, Inc. (a)	34,174	4,350
Gartner, Inc. (a)	120,730	36,687
Globant SA (a)	173,331	48,708
MasterCard, Inc. Class A	350,737	121,944
MongoDB, Inc. Class A (a)	44,484	20,975
Snowflake Computing, Inc.	26,000	7,863
Square, Inc.	29,150	6,991
Toast, Inc.	8,400	420
		305,105
Semiconductors & Semiconductor Equipment - 9.3%
ASML Holding NV	33,402	24,888
Lam Research Corp.	40,117	22,833
Marvell Technology, Inc.	566,900	34,190
Microchip Technology, Inc.	293,438	45,040
Micron Technology, Inc.	233,600	16,581
Monolithic Power Systems, Inc.	73,800	35,769
NVIDIA Corp.	628,736	130,249
Renesas Electronics Corp. (a)	276,900	3,408
		312,958
Software - 12.8%
Adobe, Inc. (a)	86,034	49,531
ANSYS, Inc. (a)	34,691	11,811
Atlassian Corp. PLC (a)	74,784	29,272
Autodesk, Inc. (a)	76,129	21,710
Cadence Design Systems, Inc. (a)	160,969	24,377
CCC Intelligent Solutions Holdings, Inc. (d)	27,668	291
Coupa Software, Inc. (a)	31,064	6,809
Digital Turbine, Inc. (a)	109,800	7,549
Five9, Inc. (a)	94,487	15,093
Intuit, Inc.	18,921	10,208
Microsoft Corp.	590,400	166,446
Paycom Software, Inc. (a)	41,100	20,375
RingCentral, Inc. (a)	30,838	6,707
Salesforce.com, Inc. (a)	101,837	27,620
ServiceNow, Inc. (a)	35,600	22,153
The Trade Desk, Inc. (a)	157,670	11,084
		431,036
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,421,576	201,153
TOTAL INFORMATION TECHNOLOGY		1,286,292
MATERIALS - 0.3%
Chemicals - 0.3%
PPG Industries, Inc.	73,500	10,511
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy, Inc.	91,800	7,208
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	133,763	5,191
TOTAL UTILITIES		12,399
TOTAL COMMON STOCKS (Cost $1,722,460)		3,377,130

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (e)	26	0
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	9,391,204	9,392
TOTAL MONEY MARKET FUNDS (Cost $9,392)		9,392

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,731,852)	3,386,522
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(15,883)
NET ASSETS - 100.0%	3,370,639

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,317,000 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,000 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	277

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	12,422	376,819	389,228	5	(13)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,636	186,918	187,162	24	-	-	9,392	0.0%
Total	22,058	563,737	576,390	29	(13)	-	9,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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